Expense Example {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2020 Fund - Fidelity Advisor Freedom Blend 2020 Fund- Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	161
10 years	$ 355